Principal Accounting Policies (Acquisitions, Wing On Travel, Narrative) (Details) (Wing On Travel [Member])	May 27, 2010 USD ($) users	May 27, 2010 CNY
Business acquisition [Line Items]
Acquired percentage of issued share capital	90.00%	90.00%
Purchase price	$ 88,000,000	598,000,000
Cash payment for acquisition	$ 68,000,000	453,812,774
Percentage of non-controlling interest discount	20.00%	20.00%
Registered users on website	700,000	700,000